Net income (loss) per share (Details Narrative) - shares	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	15,653,419	14,402,785	15,618,068	10,748,434
Weighted average number of ordinary shares used in calculating diluted earnings per share	16,983,103	17,120,843	18,055,081	12,359,163
Equity attributable to owners of parent [member]
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	15,653,419	14,402,785	15,618,068	10,748,434
Weighted average number of ordinary shares used in calculating diluted earnings per share	16,983,103	17,120,843	18,055,081	12,359,163